Fair Values (Quantitative Information Significant Unobservable Inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy) (Details)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Assets
Total assets	$ 87,000,000	$ 167,000,000
Liabilities
Total liabilities	370,000,000	365,000,000
Fair Value, Measurements, Recurring
Assets
Total assets	87,000,000	167,000,000
Liabilities
Total liabilities	370,000,000	365,000,000
Net assets (liabilities)	(283,000,000)	(198,000,000)
Not Designated as Hedging Instrument | Fair Value, Measurements, Recurring
Assets
Total assets	1,000,000	1,000,000
HFT derivatives | Fair Value, Measurements, Recurring
Assets
Total assets	58,000,000	62,000,000
Liabilities
Total liabilities	291,000,000	354,000,000
HFT derivatives | Power | Fair Value, Measurements, Recurring
Assets
Total assets	5,000,000	7,000,000
Liabilities
Total liabilities	7,000,000	21,000,000
Level 3 | Fair Value, Measurements, Recurring
Assets
Total assets	15,000,000	21,000,000
Liabilities
Total liabilities	249,000,000	306,000,000
Net assets (liabilities)	(234,000,000)	(285,000,000)
Level 3 | Not Designated as Hedging Instrument | Fair Value, Measurements, Recurring
Assets
Total assets	0	0
Level 3 | HFT derivatives | Fair Value, Measurements, Recurring
Assets
Total assets	15,000,000	21,000,000
Liabilities
Total liabilities	249,000,000	306,000,000
Net assets (liabilities)	(234,000,000)	(285,000,000)
Level 3 | HFT derivatives | Power | Fair Value, Measurements, Recurring
Assets
Total assets	$ 1,000,000	$ 3,000,000
Valuation Technique, Assets	us-gaap:ValuationTechniqueConsensusPricingModelMember	us-gaap:ValuationTechniqueConsensusPricingModelMember
Liabilities
Total liabilities		$ 1,000,000
Valuation Technique, Liabilities		us-gaap:ValuationTechniqueConsensusPricingModelMember
Level 3 | HFT derivatives | Natural gas | Fair Value, Measurements, Recurring
Assets
Total assets	$ 9,000,000	$ 8,000,000
Valuation Technique, Assets	us-gaap:ValuationTechniqueConsensusPricingModelMember	us-gaap:ValuationTechniqueConsensusPricingModelMember
Liabilities
Total liabilities	$ 228,000,000	$ 286,000,000
Valuation Technique, Liabilities	us-gaap:ValuationTechniqueConsensusPricingModelMember	us-gaap:ValuationTechniqueConsensusPricingModelMember
Level 3 | HFT derivatives | Energy Related derivative | Natural gas | Fair Value, Measurements, Recurring
Assets
Total assets	$ 5,000,000	$ 10,000,000
Valuation Technique, Assets	us-gaap:ValuationTechniqueConsensusPricingModelMember	us-gaap:ValuationTechniqueConsensusPricingModelMember
Liabilities
Total liabilities	$ 21,000,000	$ 19,000,000
Valuation Technique, Liabilities	us-gaap:ValuationTechniqueConsensusPricingModelMember	us-gaap:ValuationTechniqueConsensusPricingModelMember
Level 3 | HFT derivatives | Range, Minimum | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 21.4	$ 24.31
Liabilities
Total liabilities		$ 20.8
Level 3 | HFT derivatives | Range, Minimum | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.01	0.0003
Liabilities
Unobservable Input, Liabilities		0.0008
Level 3 | HFT derivatives | Range, Minimum | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.15	0.0003
Liabilities
Unobservable Input, Liabilities		0.0003
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 1.63	$ 1.8
Liabilities
Total liabilities	$ 1.54	$ 1.48
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.01	0.0001
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.01	0.0001
Liabilities
Unobservable Input, Liabilities	0.0001	0.0001
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Correlation factor | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities		0.8498
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0001	0.0001
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 1.33	$ 1.95
Liabilities
Total liabilities	$ 1.36	$ 2.15
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0001	0.0001
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0001	0.0001
Liabilities
Unobservable Input, Liabilities	0.0001	0.0001
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Basis adjustment | Fair Value, Measurements, Recurring
Assets
Total assets	$ 0	$ 0.07
Liabilities
Total liabilities	$ 0	$ 0.07
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0001	0.0001
Level 3 | HFT derivatives | Range, Maximum | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 74.05	$ 50.29
Liabilities
Total liabilities		$ 50.29
Level 3 | HFT derivatives | Range, Maximum | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	1.14	0.0013
Liabilities
Unobservable Input, Liabilities		0.0029
Level 3 | HFT derivatives | Range, Maximum | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	6.65	0.0219
Liabilities
Unobservable Input, Liabilities		0.0299
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 7.45	$ 12.21
Liabilities
Total liabilities	$ 7.45	$ 12.9
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	2.31	0.0294
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	20.93	0.3062
Liabilities
Unobservable Input, Liabilities	0.1863	0.1196
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Correlation factor | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities		0.8498
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0231	0.0294
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 8.76	$ 12.9
Liabilities
Total liabilities	$ 9.75	$ 13.18
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0333	0.032
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0471	0.0761
Liabilities
Unobservable Input, Liabilities	0.0376	0.0761
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Basis adjustment | Fair Value, Measurements, Recurring
Assets
Total assets	$ 1.31	$ 3.43
Liabilities
Total liabilities	$ 1.31	$ 3.43
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0333	0.0276
Level 3 | HFT derivatives | Weighted average | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 35.03	$ 31.43
Liabilities
Total liabilities		$ 26.38
Level 3 | HFT derivatives | Weighted average | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.21	0.0013
Liabilities
Unobservable Input, Liabilities		0.0015
Level 3 | HFT derivatives | Weighted average | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	2.78	0.0145
Liabilities
Unobservable Input, Liabilities		0.0165
Level 3 | HFT derivatives | Weighted average | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 2.37	$ 4.75
Liabilities
Total liabilities	$ 4.07	$ 5.75
Level 3 | HFT derivatives | Weighted average | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.09	0.0024
Level 3 | HFT derivatives | Weighted average | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	1.55	0.0425
Liabilities
Unobservable Input, Liabilities	0.0189	0.0235
Level 3 | HFT derivatives | Weighted average | Natural gas | Correlation factor | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities		0.8498
Level 3 | HFT derivatives | Weighted average | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0012	0.0009
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 5.05	$ 8.68
Liabilities
Total liabilities	$ 5.45	$ 7.54
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0028	0.0057
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0091	0.0042
Liabilities
Unobservable Input, Liabilities	0.0081	0.0138
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Basis adjustment | Fair Value, Measurements, Recurring
Assets
Total assets	$ 0.76	$ 1.88
Liabilities
Total liabilities	$ 0.91	$ 2.67
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0006	0.001